Concentration of Credit Risk	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
Concentration of Credit Risk

Note 15 – Concentration of Credit Risk

We maintain cash accounts in two commercial banks. Balances on deposit are insured by the Federal Deposit Insurance Corporation (FDIC) up to specified limits. Total cash held by one bank was $691,536 at December 31, 2019, which exceed FDIC limits.